Related Party Transactions (Details) - Schedule Other Receivable – Related Party - Related Party [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule Other Receivable to Related Party [Line Items]
Total	$ 346,114	$ 3,421,345
Nanjing Jinwang Art Purchase E-commerce Co., Ltd. [Member]
Schedule Other Receivable to Related Party [Line Items]
Relationship	It is owned by Huajun Gao and Aimin Kong, each a 10.7% beneficial shareholder of the Company
Nature	Funds held in trading platform trust account entrusted with Nanjing Jinwang. The funds are unrestricted as to immediate withdrawal and use after the Company’s customers completed the necessary administrative procedures from the platform. The Company normally make withdraw monthly.
Total	$ 346,114	$ 3,421,345